Transactions with Related Parties and Affiliates - Revolving Loans to Navios Europe and Others (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 11, 2015	Feb. 18, 2015	Jun. 30, 2015	Oct. 09, 2013	Dec. 31, 2014	Jun. 08, 2015	Dec. 18, 2013
Investment in affiliates			$ 993		$ 521
Loans receivable from affiliates			1,096		$ 750
Available amount of loan facility			$ 123,000
Common units outstanding			83,079,710		77,359,163
Navios GP L.L.C. general partner interest in Navios Partners	2.00%		2.00%
Navios Europe I
Ownership percentage			5.00%	5.00%
Investment in affiliates			$ 543
Loans receivable from affiliates			750
Estimated maximum potential loss			$ 1,293
Navios Europe II
Ownership percentage		5.00%	5.00%
Investment in affiliates			$ 450
Loans receivable from affiliates			346
Estimated maximum potential loss			796
Navios Revolving Loans | Navios Europe I
Loans receivable from affiliates			750
Amount commited to fund			455		$ 455
Navios Revolving Loans | Navios Europe II
Loans receivable from affiliates			346
Amount commited to fund			1,475
Navios Term Loans | Navios Europe I
Investment in affiliates			500
Navios Term Loans | Navios Europe II
Investment in affiliates			$ 450
Navios Holdings
Common units outstanding			15,344,310
Common units interest percentage			18.10%
Navios GP L.L.C. general partner interest in Navios Partners			2.00%
Navios Holdings | Navios Europe I
Ownership percentage				47.50%
Navios Holdings | Navios Europe II
Ownership percentage		47.50%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe I
Revolving loan facility maximum borrowing capacity			$ 0	$ 24,100
Preferred distribution percentage			12.70%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe II
Revolving loan facility maximum borrowing capacity		$ 38,500
Preferred distribution percentage			18.00%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans | Navios Europe I
Available amount of loan facility			$ 9,100
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans | Navios Europe II
Available amount of loan facility			29,500
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans | Navios Europe I
Long- term debt			10,000				$ 10,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans | Navios Europe II
Long- term debt			$ 9,000			$ 9,000
Navios Acquisitions | Navios Europe I
Ownership percentage				47.50%
Navios Acquisitions | Navios Europe II
Ownership percentage		47.50%